Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt [Abstract]
Debt (Tables), Long-term debt [Text Block]

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

2019

	amount outstanding in 2019	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,328		1,328		1,328	17.1	6.3%
EUR bonds	2,234		2,234	995	1,239	5.8	0.8%
Forward contracts	188	126	62	62		1.2
Lease liability	1,381	272	1,109	618	491	4.3	2.4%
Bank borrowings	206	1	205	5	200	5.1	0.3%
Other long-term debt	17	17				1.0	1.8%
Long-term debt	5,355	416	4,939	1,681	3,258	8.0	2.5%

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

2018

	amount outstanding in 2018	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,303		1,303		1,303	18.1	6.3%
EUR bonds	1,988	500	1,488	497	991	5.0	0.7%
Forward contracts	807	618	188	188		0.8
Finance leases	330	94	236	190	46	3.6	2.9%
Bank borrowings	211		211	6	205	6.2	0.3%
Other long-term debt	18	18	-	-	-	1.1	1.6%
Long-term debt	4,657	1,230	3,427	882	2,545	7.9	2.3%

Debt (Tables), Unsecured Bonds [Text Block]

Philips Group

Unsecured Bonds

in millions of EUR unless otherwise stated

2018 - 2019

	effective rate	2018	2019
Unsecured EUR Bonds
Due 9/06/2023; 1/2%	0.634%	500	500
Due 9/06/2019; 3M Euribor +20bps		500
Due 5/02/2024; 3/4%	0.861%	500	500
Due 22/05/2026; 1/2%	0.608%		750
Due 5/02/2028; 1 3/8%	1.523%	500	500
Unsecured USD Bonds
Due 5/15/2025; 7 3/4%	7.429%	55	56
Due 6/01/2026; 7 1/5%	6.885%	119	122
Due 5/15/2025; 7 1/8%	6.794%	74	75
Due 11/03/2038; 6 7/8%	7.210%	636	648
Due 3/15/2042; 5%	5.273%	438	446
Adjustments1)		(31)	(35)
Unsecured Bonds		3,291	3,562
1)Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.

Debt (Tables), Lease liabilities [Text Block]

Philips Group

Lease liabilities

in millions of EUR

2018 - 2019

	2018			2019
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	100	6	94	292	20	272
Between one and five years	206	16	190	698	80	618
More than five years	52	6	46	543	52	491
Lease liability	357	28	330	1,533	152	1,381

Debt (Tables), Short-term debt [Text Block]	Philips Group Short-term debt in millions of EUR 2018 - 2019
	2018	2019
Short-term bank borrowings	76	92
Forward contracts	88
Current portion of long-term debt	1,230	416
Short-term debt	1,394	508